POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED COMMODITY FUND TRUST

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

December 11, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

1933 Act Registration No. 333-193135

1940 Act Registration No. 811-22927

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) certifies that:

1.	the forms of prospectuses and statements of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

2.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on December 9, 2015.

Very truly yours,

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

By:	/s/ Anna Paglia
Anna Paglia
Secretary